Accounting for Derivative Instruments and Hedging Activities (Details 3) (USD $) In Millions	May 31, 2011	May 31, 2010
Derivative Instruments Fair Value Assets [Abstract]
Total fair value of derivative assets	$ 24.1	$ 12.9
Derivative Instruments Fair Value Liabilities [Abstract]
Total fair value of derivative liabilities	(11.8)	(21.5)
Foreign currency [Member] | Other Current Assets [Member]
Derivative Instruments Fair Value Assets [Abstract]
Total fair value of derivative assets	19.1	3.1
Foreign currency [Member] | Accrued liabilities [Member]
Derivative Instruments Fair Value Liabilities [Abstract]
Total fair value of derivative liabilities	(4.3)	(3.8)
Commodity [Member] | Other Current Assets [Member]
Derivative Instruments Fair Value Assets [Abstract]
Total fair value of derivative assets	0.9	0.6
Commodity [Member] | Other assets [Member]
Derivative Instruments Fair Value Assets [Abstract]
Total fair value of derivative assets	0.6	0.2
Commodity [Member] | Accrued liabilities [Member]
Derivative Instruments Fair Value Liabilities [Abstract]
Total fair value of derivative liabilities	(5.1)	(11.9)
Commodity [Member] | Other Noncurrent Liabilities [Member]
Derivative Instruments Fair Value Liabilities [Abstract]
Total fair value of derivative liabilities	(1.5)	(1.4)
Freight Contracts [Member] | Other Current Assets [Member]
Derivative Instruments Fair Value Assets [Abstract]
Total fair value of derivative assets	3.5	9.0
Freight Contracts [Member] | Accrued liabilities [Member]
Derivative Instruments Fair Value Liabilities [Abstract]
Total fair value of derivative liabilities	$ (0.9)	$ (4.4)